Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Executive management:
Disclosure of transactions between related parties [line items]
Short-term compensation and benefits	$ 4,986	$ 3,303	$ 3,334
Post-employment benefits	81	71	68
Share-based payments	58,531	12,053	15,509
Key management personnel compensation	63,598	15,427	18,911
Board of directors:
Disclosure of transactions between related parties [line items]
Cash remuneration	585	480	455
Share-based payments	2,040	1,780	1,741
Key management personnel compensation	$ 2,625	$ 2,260	$ 2,196